Prepayment and Other Current Assets (Details) - USD ($)						12 Months Ended
	Mar. 01, 2023	Oct. 18, 2022	Jul. 19, 2022	Apr. 30, 2022	Apr. 10, 2022	Dec. 31, 2024		Dec. 31, 2021	Dec. 31, 2023	[1]	Apr. 09, 2023	Apr. 04, 2023	Dec. 31, 2022
Prepayment and Other Current Assets [Line Items]
Generating interest income						$ 37,978
Loan amount						2,300,000
Allowance for credit losses						1,155,768	[1]		$ 1,155,768
AGM Group Ltd [Member]
Prepayment and Other Current Assets [Line Items]
Agreement, amount				$ 900,000
Working capital											$ 600,000	$ 1,200,000
Total amount of loans						1,350,000
Muliang Agriculture Limited [Member]
Prepayment and Other Current Assets [Line Items]
Total amount of loans						465,000
Generating interest income						10,408
Northnew Management Limited [Member]
Prepayment and Other Current Assets [Line Items]
Total amount of loans						2,295,426
Generating interest income						$ 28,535
Loan Agreement [Member]
Prepayment and Other Current Assets [Line Items]
Agreement, amount	$ 2,000,000	$ 5,000	$ 20,000		$ 280,000			$ 400,000
Loan Agreement [Member] | AGM Group Ltd [Member]
Prepayment and Other Current Assets [Line Items]
Interest rate percentage												1.00%
Loan Agreement [Member] | Muliang Agriculture Limited [Member]
Prepayment and Other Current Assets [Line Items]
Interest rate percentage					1.00%
Loan Agreement [Member] | Northnew Management Limited [Member]
Prepayment and Other Current Assets [Line Items]
Interest rate percentage	1.00%

[1]	The Company recorded credit losses of nil, $1,155,768 and nil for the year ended December 31, 2024, 2023 and 2022.